Derivatives and Risk Management (Details)	12 Months Ended																		12 Months Ended
	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Jan. 03, 2015 Cash Flow Hedges	Dec. 28, 2013 Unrealized gain (loss) on forward contracts Amount Reclassified from AOCI Cash Flow Hedges USD ($)	Apr. 05, 2014 Foreign exchange forward contracts Designated as cash flow hedges Euro Net Investment Hedges EUR (€)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Euro Cash Flow Hedges USD ($)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Euro Cash Flow Hedges EUR (€)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges British Pound Cash Flow Hedges USD ($)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges British Pound Cash Flow Hedges GBP (£)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Canadian Dollar Cash Flow Hedges USD ($)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Canadian Dollar Cash Flow Hedges CAD	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Japanese Yen Cash Flow Hedges USD ($)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Japanese Yen Cash Flow Hedges JPY (¥)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Australian Dollar Cash Flow Hedges USD ($)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Australian Dollar Cash Flow Hedges AUD	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Mexican Peso Cash Flow Hedges USD ($)	Jan. 03, 2015 Foreign exchange forward contracts Designated as cash flow hedges Mexican Peso Cash Flow Hedges MXN	Jan. 03, 2015 Interest rate swap U.S. term loan Designated as cash flow hedges Cash Flow Hedges USD ($)
Derivatives
Gains or losses reclassified into earnings	$ 376,707,000	$ 378,152,000	$ 343,401,000		$ 0
Notional amount							211,600,000	160,400,000	42,200,000	26,000,000	30,900,000	34,400,000	26,800,000	2,865,000,000	13,100,000	15,000,000	12,000,000	164,300,000
Term of interest rate swap agreement																			5 years
Fixed interest rate swap (as a percent)																			1.288%
Description of base rate																			1-month London Interbank Offer Rate ("LIBOR") based variable rate
Hedged amount						25,000,000													250,000,000
Maximum period of future intercompany purchases				18 months
Forecasted purchases to manage fluctuations (as a percent)				65.00%
Hedges resulted ineffectiveness	$ 0	$ 0	$ 0